WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 33.1%
FHLMC - 12.5%
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	6/1/38	1,337,034	$1,463,928
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46-3/1/50	3,901,129	4,140,196
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/48-1/1/49	664,280	718,023
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	12/1/48-3/1/50	1,223,019	1,305,497
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	7/1/49-3/1/50	6,133,461	6,455,929
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	4/1/50	100,000	107,688	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	6/1/41	293,382	325,144
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/43-3/1/45	827,704	885,239
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/43	3,615,977	3,975,865
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	3,570,163	3,776,977

Total FHLMC				23,154,486

FNMA - 16.6%
Federal National Mortgage Association (FNMA)	3.640%	11/1/28	100,000	115,422
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	59,373	66,953
Federal National Mortgage Association (FNMA)	3.240%	5/1/29	110,000	125,402
Federal National Mortgage Association (FNMA)	3.260%	5/1/29	40,000	45,568
Federal National Mortgage Association (FNMA)	3.350%	5/1/29	20,000	22,945
Federal National Mortgage Association (FNMA)	2.520%	10/1/29	20,000	21,652
Federal National Mortgage Association (FNMA)	2.260%	3/1/30	100,000	103,578	(b)(c)
Federal National Mortgage Association (FNMA)	2.765%	8/1/31	200,000	222,032
Federal National Mortgage Association (FNMA)	2.770%	8/1/31	100,000	111,063

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	1

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	2.810%	8/1/31	100,000	$111,540
Federal National Mortgage Association (FNMA)	2.850%	8/1/31	100,000	111,877
Federal National Mortgage Association (FNMA)	2.980%	8/1/31	100,000	112,465
Federal National Mortgage Association (FNMA)	4.000%	10/1/40-6/1/57	2,130,466	2,337,337
Federal National Mortgage Association (FNMA)	3.500%	3/1/43-3/1/57	5,750,856	6,133,164
Federal National Mortgage Association (FNMA)	3.000%	7/1/46-3/1/50	9,445,396	9,970,443
Federal National Mortgage Association (FNMA)	5.000%	10/1/48-8/1/49	1,338,108	1,446,165
Federal National Mortgage Association (FNMA)	4.500%	12/1/48-9/1/57	1,251,161	1,373,426
Federal National Mortgage Association (FNMA)	3.000%	3/1/50	100,000	105,164	(a)
Federal National Mortgage Association (FNMA)	3.000%	5/1/50	100,000	104,785	(c)
Federal National Mortgage Association (FNMA)	3.500%	5/1/50	1,100,000	1,161,276	(c)
Federal National Mortgage Association (FNMA)	4.000%	5/1/50	100,000	106,618	(c)
Federal National Mortgage Association (FNMA)	4.500%	5/1/50	4,700,000	5,055,254	(c)
Federal National Mortgage Association (FNMA)	5.000%	5/1/50	300,000	323,376	(c)
Federal National Mortgage Association (FNMA)	2.500%	6/1/50	1,300,000	1,341,318	(c)

Total FNMA				30,628,823

GNMA - 4.0%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-10/15/42	225,218	239,767
Government National Mortgage Association (GNMA) II	3.500%	3/20/45-2/20/48	2,448,938	2,617,149
Government National Mortgage Association (GNMA) II	4.000%	10/20/45-11/20/49	2,031,978	2,192,766
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	573,137	608,459

See Notes to Schedule of Investments.

2	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.500%	6/20/48-4/20/49	872,960	$933,601
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	448,598	479,923
Government National Mortgage Association (GNMA) II	4.500%	5/1/50	400,000	424,625	(c)

Total GNMA				7,496,290

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $59,249,919)				61,279,599

CORPORATE BONDS & NOTES - 32.5%
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.9%
AT&T Inc., Senior Notes	3.400%	5/15/25	40,000	41,683
AT&T Inc., Senior Notes	6.250%	3/29/41	60,000	74,669
AT&T Inc., Senior Notes	4.350%	6/15/45	260,000	275,839
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	40,000	42,633
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	59,000	63,138
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	150,000	155,230
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	20,000	21,090
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	144,000	164,128
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	55,418
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	64,765
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	80,000	94,492
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	160,000	203,826
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	58,062
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	100,000	131,039
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	13,746
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	100,000	128,584
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	40,000	47,522

Total Diversified Telecommunication Services				1,635,864

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Entertainment - 0.1%
Netflix Inc., Senior Notes	5.375%	2/1/21	30,000	$30,428
Viacom Inc., Senior Notes	4.250%	9/1/23	40,000	40,857
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	72,253

Total Entertainment				143,538

Media - 1.5%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	300,000	299,460	(d)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	40,000	39,233	(d)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	110,000	109,664
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	160,000	170,160
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	80,000	81,998
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	108,331
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	180,000	194,758
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	30,000	31,367
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	35,537
Comcast Corp., Senior Notes	3.375%	8/15/25	30,000	31,914
Comcast Corp., Senior Notes	3.950%	10/15/25	160,000	174,313
Comcast Corp., Senior Notes	3.150%	3/1/26	40,000	42,005
Comcast Corp., Senior Notes	4.150%	10/15/28	270,000	303,805
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	54,263
Comcast Corp., Senior Notes	4.250%	10/15/30	50,000	58,318

See Notes to Schedule of Investments.

4	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Comcast Corp., Senior Notes	3.250%	11/1/39	10,000	$10,374
Comcast Corp., Senior Notes	3.750%	4/1/40	10,000	11,313
Comcast Corp., Senior Notes	3.400%	7/15/46	10,000	10,862
Comcast Corp., Senior Notes	4.000%	3/1/48	10,000	11,851
Comcast Corp., Senior Notes	4.700%	10/15/48	10,000	13,011
Comcast Corp., Senior Notes	3.999%	11/1/49	165,000	195,507
Comcast Corp., Senior Notes	3.450%	2/1/50	70,000	77,056
DISH DBS Corp., Senior Notes	5.875%	11/15/24	100,000	97,875
DISH DBS Corp., Senior Notes	7.750%	7/1/26	20,000	20,661
Fox Corp., Senior Notes	4.709%	1/25/29	30,000	32,948	(d)
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	46,493	(d)
Prosus NV, Senior Notes	4.850%	7/6/27	290,000	277,877	(d)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	130,000	146,307
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	12,306
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	95,143

Total Media				2,794,710

Wireless Telecommunication Services - 0.1%
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	20,000	26,561
Sprint Corp., Senior Notes	7.625%	2/15/25	40,000	44,500
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	150,000	158,747

Total Wireless Telecommunication Services				229,808

TOTAL COMMUNICATION SERVICES				4,803,920

CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.6%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	20,000	19,668	(d)
Ford Motor Co., Senior Notes	4.750%	1/15/43	50,000	28,625
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	200,000	194,250
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	50,000	48,524
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	790,000	727,944

Total Automobiles				1,019,011

Diversified Consumer Services - 0.0%
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	70,000	68,993	(d)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	5

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	60,000	$60,225	(d)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	30,000	28,456
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	10,000	9,387
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	30,000	28,667
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	30,000	27,131
McDonald’s Corp., Senior Notes	3.700%	1/30/26	180,000	188,660
McDonald’s Corp., Senior Notes	3.600%	7/1/30	50,000	52,607
McDonald’s Corp., Senior Notes	4.200%	4/1/50	40,000	44,939
Sands China Ltd., Senior Notes	5.125%	8/8/25	400,000	386,982
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	80,000	58,936	(d)

Total Hotels, Restaurants & Leisure				885,990

Household Durables - 0.0%
Newell Brands Inc., Senior Notes	3.850%	4/1/23	47,000	47,760
Newell Brands Inc., Senior Notes	4.200%	4/1/26	10,000	9,841

Total Household Durables				57,601

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	130,000	142,534
Amazon.com Inc., Senior Notes	3.875%	8/22/37	60,000	71,951
Amazon.com Inc., Senior Notes	4.950%	12/5/44	50,000	70,804
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	117,786

Total Internet & Direct Marketing Retail				403,075

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.700%	4/15/30	60,000	61,087
Home Depot Inc., Senior Notes	3.300%	4/15/40	50,000	51,329
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	11,102
Home Depot Inc., Senior Notes	3.350%	4/15/50	70,000	73,344
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	44,169
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	10,000	11,437
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	90,000	109,110

Total Specialty Retail				361,578

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	10,000	9,963	(d)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	50,000	49,283	(d)
NIKE Inc., Senior Notes	2.850%	3/27/30	80,000	84,635
NIKE Inc., Senior Notes	3.250%	3/27/40	50,000	52,516
NIKE Inc., Senior Notes	3.375%	3/27/50	150,000	164,105

Total Textiles, Apparel & Luxury Goods				360,502

TOTAL CONSUMER DISCRETIONARY				3,156,750

See Notes to Schedule of Investments.

6	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 1.8%
Beverages - 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	260,000	$273,225
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	210,000	229,751
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	108,000	111,312
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	43,000	43,199
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	10,000	10,472
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	50,000	53,768
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	80,000	84,513
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	100,000	110,620
Coca-Cola Co., Senior Notes	4.125%	3/25/40	20,000	24,427
Coca-Cola Co., Senior Notes	4.200%	3/25/50	90,000	117,865
PepsiCo Inc., Senior Notes	2.875%	10/15/49	30,000	31,188
PepsiCo Inc., Senior Notes	3.875%	3/19/60	20,000	25,252

Total Beverages				1,115,592

Food & Staples Retailing - 0.1%
Walmart Inc., Senior Notes	3.700%	6/26/28	170,000	191,181

Food Products - 0.2%
Danone SA, Senior Notes	2.589%	11/2/23	220,000	218,464	(d)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	20,000	19,942
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	20,000	19,958
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	10,000	9,660
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	70,000	71,605	(d)

Total Food Products				339,629

Household Products - 0.1%
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	50,000	55,608
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	40,000	46,756
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	60,000	73,945

Total Household Products				176,309

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	7

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 0.8%
Altria Group Inc., Senior Notes	3.490%	2/14/22	50,000	$51,191
Altria Group Inc., Senior Notes	2.850%	8/9/22	130,000	130,810
Altria Group Inc., Senior Notes	3.800%	2/14/24	60,000	60,933
Altria Group Inc., Senior Notes	4.400%	2/14/26	60,000	63,267
Altria Group Inc., Senior Notes	4.800%	2/14/29	180,000	187,733
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	36,244
Altria Group Inc., Senior Notes	5.950%	2/14/49	30,000	34,843
BAT Capital Corp., Senior Notes	3.557%	8/15/27	330,000	311,500
BAT Capital Corp., Senior Notes	4.540%	8/15/47	180,000	164,687
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	30,000	30,200
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	90,000	90,357
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	140,761
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	11,197
Reynolds American Inc., Senior Notes	3.250%	6/12/20	12,000	11,964
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	86,338

Total Tobacco				1,412,025

TOTAL CONSUMER STAPLES				3,234,736

ENERGY - 4.4%
Energy Equipment & Services - 0.0%
Halliburton Co., Senior Notes	3.800%	11/15/25	4,000	3,783
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	15,550
Halliburton Co., Senior Notes	5.000%	11/15/45	10,000	7,753

Total Energy Equipment & Services				27,086

Oil, Gas & Consumable Fuels - 4.4%
Apache Corp., Senior Notes	4.375%	10/15/28	120,000	64,223
Apache Corp., Senior Notes	5.100%	9/1/40	170,000	75,346
Apache Corp., Senior Notes	4.750%	4/15/43	20,000	8,883
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	39,125
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	50,000	37,767	(d)
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	80,000	82,031

See Notes to Schedule of Investments.

8	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	130,000	$130,168
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	220,000	206,137
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	40,000	41,215
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	190,000	197,302
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	30,000	26,353	(d)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	160,000	139,021	(d)
Chevron Corp., Senior Notes	2.954%	5/16/26	30,000	31,163
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	10,000	7,895
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	180,000	120,809
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	100,000	67,093
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	290,000	306,370
Concho Resources Inc., Senior Notes	4.375%	1/15/25	30,000	25,148
Concho Resources Inc., Senior Notes	3.750%	10/1/27	50,000	42,499
Concho Resources Inc., Senior Notes	4.300%	8/15/28	140,000	121,144
Continental Resources Inc., Senior Notes	4.500%	4/15/23	40,000	22,256
Continental Resources Inc., Senior Notes	3.800%	6/1/24	70,000	36,099
Continental Resources Inc., Senior Notes	4.375%	1/15/28	160,000	74,266
Continental Resources Inc., Senior Notes	4.900%	6/1/44	20,000	8,751
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	20,000	9,800	(d)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	100,000	79,175
Devon Energy Corp., Senior Notes	5.600%	7/15/41	40,000	24,685
Devon Energy Corp., Senior Notes	5.000%	6/15/45	240,000	153,933
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	30,000	21,019
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	20,000	14,792
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	30,000	21,257
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	20,000	13,676
Ecopetrol SA, Senior Notes	5.875%	5/28/45	180,000	161,337
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	70,000	42,875	(e)(f)
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	70,000	58,735
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	40,000	33,161

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	9

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	30,000	$24,929
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	230,000	178,298
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	20,000	17,202
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	210,000	209,732
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	27,760
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	110,000	99,482
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	23,196
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	10,412
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	10,000	10,038
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	40,000	38,642
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	40,000	35,740
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	40,000	34,077
EOG Resources Inc., Senior Notes	4.150%	1/15/26	30,000	30,767
EOG Resources Inc., Senior Notes	3.900%	4/1/35	90,000	90,845
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	90,000	95,387
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	40,000	42,375
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	80,000	88,465
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	47,483
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	197,800	(d)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	40,000	39,496
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	20,000	19,836
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	9,791
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	9,970
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	60,000	61,335

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	40,000	$39,314
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	60,000	69,613
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	40,000	40,934
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	8,825
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	94,074
MPLX LP, Senior Notes	4.700%	4/15/48	140,000	108,885
MPLX LP, Senior Notes	5.500%	2/15/49	80,000	67,734
Noble Energy Inc., Senior Notes	3.850%	1/15/28	40,000	28,355
Noble Energy Inc., Senior Notes	3.250%	10/15/29	10,000	5,876
Noble Energy Inc., Senior Notes	6.000%	3/1/41	40,000	26,859
Noble Energy Inc., Senior Notes	4.950%	8/15/47	30,000	17,530
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	60,000	12,300
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	32,000	26,872
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	130,000	102,293
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	100,000	71,395
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	100,000	56,308
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	160,000	87,734
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	20,000	10,597
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	43,450
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	60,000	27,872
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	40,000	18,940
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	37,202
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	140,000	67,201
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	31,682
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	29,765
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	14,031
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	40,000	16,996
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	60,000	25,405
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	50,000	21,493
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 0.950%)	2.684%	2/8/21	130,000	103,035	(f)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	644,000	617,438
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	430,000	443,042
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	30,000	29,297
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	150,000	115,656
Range Resources Corp., Senior Notes	5.000%	3/15/23	150,000	110,620
Range Resources Corp., Senior Notes	4.875%	5/15/25	40,000	24,100
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	110,000	102,037

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	140,000	$144,571
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	11,643
Shell International Finance BV, Senior Notes	4.375%	5/11/45	160,000	185,558
Shell International Finance BV, Senior Notes	4.000%	5/10/46	40,000	44,602
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	60,205
Sunoco Logistics Partners Operations LP, Senior Notes	5.300%	4/1/44	10,000	7,902
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	15,523	(d)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	210,000	178,509	(d)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	70,000	35,789
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	9,617
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	270,000	118,129
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	10,000	3,893
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	50,000	20,846
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 0.850%)	2.698%	1/13/23	30,000	15,831	(f)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	110,000	110,277
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	50,000	46,288
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	30,000	27,540
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	34,925
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	160,000	170,466
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	40,000	37,458
WPX Energy Inc., Senior Notes	6.000%	1/15/22	10,000	8,084
WPX Energy Inc., Senior Notes	8.250%	8/1/23	70,000	52,062

Total Oil, Gas & Consumable Fuels				8,083,045

TOTAL ENERGY				8,110,131

See Notes to Schedule of Investments.

12	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 12.4%
Banks - 9.4%
Banco Actinver SA/Grupo GICSA SAB de CV, Senior Secured Notes	4.800%	12/18/32	490,000	$459,502	(d)
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	201,278
Banco Santander SA, Senior Notes	4.379%	4/12/28	200,000	202,291
Bank of America Corp., Senior Notes	3.300%	1/11/23	90,000	93,367
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	159,671
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	323,000	329,995	(f)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	861,000	889,959	(f)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	190,000	197,895	(f)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	130,000	133,191	(f)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	50,000	53,282	(f)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	110,000	118,795	(f)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	330,000	378,774	(f)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	137,050
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	43,172
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	190,000	202,415
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	29,164	(f)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	810,000	829,027
BNP Paribas SA, Senior Notes	4.400%	8/14/28	200,000	213,742	(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	360,000	375,648	(d)(f)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	$208,671	(d)
CIT Group Inc., Senior Notes	4.750%	2/16/24	60,000	58,875
CIT Group Inc., Senior Notes	5.250%	3/7/25	60,000	58,875
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	40,000	38,778	(e)(f)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	20,000	18,919	(e)(f)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	58,206
Citigroup Inc., Senior Notes	4.650%	7/30/45	145,000	166,515
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	121,101	(f)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	20,000	20,337
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	10,475
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000	83,883
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	660,000	690,592
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	174,319
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	15,331
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	78,669
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	390,000	403,936
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	250,000	256,537
Danske Bank A/S, Senior Notes	5.000%	1/12/22	200,000	205,524	(d)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	200,000	199,257	(d)(f)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	186,239	(d)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	200,000	187,163	(e)(f)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	280,000	281,630
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	220,000	224,265
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	218,660
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	250,000	256,573	(f)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	200,000	$212,366	(f)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	191,067	(d)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	190,520	(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	470,000	461,230	(d)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	250,000	252,872
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	40,000	40,107
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	300,000	309,489	(f)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	220,000	233,466	(f)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	140,000	153,915	(f)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	60,000	67,643	(f)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	63,384
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	54,554
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	170,000	213,746
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	200,000	198,838	(f)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	100,000	108,588
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	330,000	336,186	(d)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	100,000	99,959
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	40,000	40,490
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	201,689	(f)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	130,000	136,524
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	430,000	441,187

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	$71,543
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	240,000	238,248
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	250,000	253,090
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	130,000	132,733
UniCredit SpA, Senior Notes	6.572%	1/14/22	430,000	438,399	(d)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	5/1/20	260,000	252,595	(e)(f)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	60,000	63,531
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	190,000	194,668
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	230,199
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	60,000	68,196	(f)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	670,000	862,840	(f)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	53,219
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	350,000	373,638
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	220,000	242,457
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	300,000	343,317
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	43,164
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	170,000	188,629
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	20,000	19,979
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	110,000	110,130

Total Banks				17,459,943

Capital Markets - 2.1%
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	256,524	(a)(d)(f)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	250,000	262,456
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	200,000	206,573
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	100,000	101,998
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	41,782
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	194,612
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	100,000	101,686
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	135,117
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	170,000	202,327

See Notes to Schedule of Investments.

16	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	150,000	$154,305	(f)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	60,000	62,098	(f)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	260,000	277,273	(f)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	100,000	103,285
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000	252,224
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	140,000	162,381
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	160,000	157,037	(f)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	270,000	282,997	(f)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	230,000	242,793	(f)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	30,000	41,782	(f)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	350,000	329,243	(d)(e)(f)
UBS Group AG, Senior Notes	4.253%	3/23/28	300,000	314,975	(d)

Total Capital Markets				3,883,468

Consumer Finance - 0.1%
American Express Credit Corp., Senior Notes	2.375%	5/26/20	110,000	109,999

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	150,000	138,738
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	202,000	198,633
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	90,000	89,362
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	90,000	89,713

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	17

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	30,000	$27,649
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	90,000	81,456	(d)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	10,000	8,692	(d)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	50,000	43,133	(d)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	200,000	188,522	(d)

Total Diversified Financial Services				865,898

Insurance - 0.3%
American International Group Inc., Senior Notes	3.750%	7/10/25	130,000	130,358
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	150,000	185,277
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	40,000	40,046
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	11,139	(d)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	230,000	262,366	(d)

Total Insurance				629,186

TOTAL FINANCIALS				22,948,494

HEALTH CARE - 3.7%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	2.300%	11/21/22	300,000	300,656	(d)
AbbVie Inc., Senior Notes	2.600%	11/21/24	350,000	354,061	(d)
AbbVie Inc., Senior Notes	3.600%	5/14/25	90,000	94,615
AbbVie Inc., Senior Notes	2.950%	11/21/26	70,000	70,486	(d)
AbbVie Inc., Senior Notes	3.200%	11/21/29	190,000	191,937	(d)
AbbVie Inc., Senior Notes	4.250%	11/21/49	10,000	10,760	(d)
Amgen Inc., Senior Notes	2.125%	5/1/20	20,000	19,988
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000	36,630
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	30,000	30,092
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000	52,848
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	50,000	54,180
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	64,108

Total Biotechnology				1,280,361

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	56,000	62,640
Abbott Laboratories, Senior Notes	4.750%	11/30/36	80,000	102,243

See Notes to Schedule of Investments.

18	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Equipment & Supplies - (continued)
Abbott Laboratories, Senior Notes	4.900%	11/30/46	40,000	$54,813
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	150,000	150,234
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	31,000	31,836
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	8,000	8,444
Medtronic Inc., Senior Notes	3.500%	3/15/25	74,000	79,746

Total Health Care Equipment & Supplies				489,956

Health Care Providers & Services - 1.9%
Aetna Inc., Senior Notes	2.800%	6/15/23	30,000	30,088
Anthem Inc., Senior Notes	2.950%	12/1/22	90,000	92,146
Anthem Inc., Senior Notes	3.350%	12/1/24	50,000	50,997
Anthem Inc., Senior Notes	3.650%	12/1/27	90,000	93,068
Centene Corp., Senior Notes	4.750%	5/15/22	70,000	70,724
Centene Corp., Senior Notes	5.375%	6/1/26	10,000	10,357	(d)
Centene Corp., Senior Notes	3.375%	2/15/30	20,000	18,675	(d)
Cigna Corp., Senior Notes	3.400%	9/17/21	90,000	91,761
Cigna Corp., Senior Notes	3.750%	7/15/23	87,000	89,609
Cigna Corp., Senior Notes	4.125%	11/15/25	70,000	75,005
Cigna Corp., Senior Notes	4.375%	10/15/28	160,000	172,131
CVS Health Corp., Senior Notes	3.350%	3/9/21	43,000	43,249
CVS Health Corp., Senior Notes	2.750%	12/1/22	60,000	60,496
CVS Health Corp., Senior Notes	3.700%	3/9/23	250,000	259,983
CVS Health Corp., Senior Notes	4.100%	3/25/25	130,000	137,759
CVS Health Corp., Senior Notes	3.875%	7/20/25	160,000	168,389
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	30,564
CVS Health Corp., Senior Notes	4.300%	3/25/28	620,000	664,492
CVS Health Corp., Senior Notes	3.750%	4/1/30	90,000	92,858
CVS Health Corp., Senior Notes	4.125%	4/1/40	20,000	20,264
CVS Health Corp., Senior Notes	5.125%	7/20/45	150,000	173,357
CVS Health Corp., Senior Notes	5.050%	3/25/48	40,000	45,880
HCA Inc., Senior Notes	5.375%	9/1/26	80,000	83,006
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	105,225
HCA Inc., Senior Secured Notes	5.250%	4/15/25	30,000	31,526
HCA Inc., Senior Secured Notes	5.250%	6/15/26	30,000	31,533
HCA Inc., Senior Secured Notes	4.500%	2/15/27	40,000	41,257
HCA Inc., Senior Secured Notes	5.500%	6/15/47	30,000	32,813
Humana Inc., Senior Notes	3.950%	3/15/27	320,000	325,433
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	100,000	100,015
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	60,000	61,207
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	40,000	44,962

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	100,000	$111,294
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	55,235

Total Health Care Providers & Services				3,515,358

Pharmaceuticals - 0.8%
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	170,000	174,352
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	100,000	100,667	(d)
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	110,000	112,474	(d)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	130,000	138,043	(d)
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	160,000	170,229	(d)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	90,000	99,565	(d)
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	110,000	147,679	(d)
Pfizer Inc., Senior Notes	2.625%	4/1/30	70,000	73,698
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	10,000	9,603
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	70,000	64,551
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	30,000	29,019
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	270,000	259,373
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	150,000	137,812
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	20,000	16,999
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	14,213

Total Pharmaceuticals				1,548,277

TOTAL HEALTH CARE				6,833,952

INDUSTRIALS - 2.3%
Aerospace & Defense - 0.6%
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	18,439
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	36,768
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	44,525
Boeing Co., Senior Notes	3.200%	3/1/29	130,000	120,040
Boeing Co., Senior Notes	3.250%	2/1/35	140,000	121,555
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	17,594
Boeing Co., Senior Notes	3.750%	2/1/50	60,000	54,994
General Dynamics Corp., Senior Notes	4.250%	4/1/50	20,000	25,253
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	10,000	10,155
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	60,000	64,413
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	31,814

See Notes to Schedule of Investments.

20	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	150,000	$152,554
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	180,000	187,492
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	60,000	81,484
United Technologies Corp., Senior Notes	3.950%	8/16/25	80,000	87,493
United Technologies Corp., Senior Notes	4.125%	11/16/28	70,000	77,007
United Technologies Corp., Senior Notes	4.500%	6/1/42	30,000	34,807

Total Aerospace & Defense				1,166,387

Airlines - 0.1%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	50,000	40,136
Delta Air Lines Pass-Through Trust	6.821%	8/10/22	27,752	29,347
United Airlines Pass-Through Trust	5.375%	8/15/21	19,790	19,221
United Airlines Pass-Through Trust	4.750%	4/11/22	53,079	51,169
United Airlines Pass-Through Trust	4.625%	9/3/22	40,661	38,088

Total Airlines				177,961

Building Products - 0.2%
Carrier Global Corp., Senior Notes	1.923%	2/15/23	20,000	19,731	(d)
Carrier Global Corp., Senior Notes	2.242%	2/15/25	60,000	58,486	(d)
Carrier Global Corp., Senior Notes	2.493%	2/15/27	10,000	9,584	(d)
Carrier Global Corp., Senior Notes	2.722%	2/15/30	130,000	120,553	(d)
Carrier Global Corp., Senior Notes	3.377%	4/5/40	40,000	35,440	(d)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	50,000	43,388	(d)

Total Building Products				287,182

Commercial Services & Supplies - 0.3%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	180,000	180,175
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	160,000	164,666
Republic Services Inc., Senior Notes	2.500%	8/15/24	80,000	80,800
Waste Management Inc., Senior Notes	3.500%	5/15/24	20,000	20,813
Waste Management Inc., Senior Notes	3.200%	6/15/26	40,000	41,712
Waste Management Inc., Senior Notes	3.450%	6/15/29	30,000	30,830
Waste Management Inc., Senior Notes	4.000%	7/15/39	60,000	65,517
Waste Management Inc., Senior Notes	4.150%	7/15/49	60,000	69,204

Total Commercial Services & Supplies				653,717

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	220,000	220,102
Eaton Corp., Senior Notes	4.150%	11/2/42	20,000	22,246

Total Electrical Equipment				242,348

Industrial Conglomerates - 0.5%
3M Co., Senior Notes	2.375%	8/26/29	80,000	80,486
3M Co., Senior Notes	3.050%	4/15/30	20,000	20,863

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - (continued)
3M Co., Senior Notes	3.700%	4/15/50	40,000	$45,336
General Electric Co., Senior Notes	4.650%	10/17/21	22,000	22,402
General Electric Co., Senior Notes	6.750%	3/15/32	60,000	71,372
General Electric Co., Senior Notes	5.875%	1/14/38	30,000	34,684
General Electric Co., Senior Notes	6.875%	1/10/39	451,000	559,517
General Electric Co., Subordinated Notes	5.300%	2/11/21	20,000	20,251

Total Industrial Conglomerates				854,911

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	10,000	10,598
Deere & Co., Senior Notes	3.750%	4/15/50	60,000	68,684
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	40,000	39,232	(d)
Otis Worldwide Corp., Senior Notes	2.293%	4/5/27	40,000	38,424	(d)
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	120,000	117,386	(d)

Total Machinery				274,324

Road & Rail - 0.3%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	70,000	75,354
Union Pacific Corp., Senior Notes	3.950%	9/10/28	190,000	204,213
Union Pacific Corp., Senior Notes	3.839%	3/20/60	180,000	190,827	(d)
Union Pacific Corp., Senior Notes	3.750%	2/5/70	40,000	41,968

Total Road & Rail				512,362

Trading Companies & Distributors - 0.1%
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	20,000	19,011
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	10,000	10,206
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	20,000	19,511
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	100,525

Total Trading Companies & Distributors				149,253

TOTAL INDUSTRIALS				4,318,445

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.0%
Harris Corp., Senior Notes	5.054%	4/27/45	30,000	33,217

IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	200,000	211,115

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - (continued)
Visa Inc., Senior Notes	3.150%	12/14/25	150,000	$163,744
Visa Inc., Senior Notes	4.300%	12/14/45	130,000	164,386

Total IT Services				539,245

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp., Senior Notes	3.700%	7/29/25	40,000	44,191
Intel Corp., Senior Notes	4.600%	3/25/40	40,000	49,316
Intel Corp., Senior Notes	4.750%	3/25/50	230,000	311,608
Intel Corp., Senior Notes	4.950%	3/25/60	80,000	111,570
NVIDIA Corp., Senior Notes	2.850%	4/1/30	40,000	41,798
NVIDIA Corp., Senior Notes	3.500%	4/1/40	110,000	116,955
NVIDIA Corp., Senior Notes	3.500%	4/1/50	230,000	250,794
NVIDIA Corp., Senior Notes	3.700%	4/1/60	50,000	56,072

Total Semiconductors & Semiconductor Equipment				982,304

Software - 0.8%
Microsoft Corp., Senior Notes	1.550%	8/8/21	150,000	151,157
Microsoft Corp., Senior Notes	2.400%	2/6/22	210,000	216,018
Microsoft Corp., Senior Notes	2.875%	2/6/24	200,000	213,197
Microsoft Corp., Senior Notes	2.700%	2/12/25	70,000	75,566
Microsoft Corp., Senior Notes	2.400%	8/8/26	170,000	180,881
Microsoft Corp., Senior Notes	3.300%	2/6/27	220,000	244,712
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	11,183
Microsoft Corp., Senior Notes	3.750%	2/12/45	110,000	132,986
Microsoft Corp., Senior Notes	3.950%	8/8/56	50,000	63,278
salesforce.com Inc., Senior Notes	3.250%	4/11/23	50,000	52,035
salesforce.com Inc., Senior Notes	3.700%	4/11/28	30,000	33,279

Total Software				1,374,292

Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc., Senior Notes	2.000%	11/13/20	110,000	110,446
Apple Inc., Senior Notes	1.550%	8/4/21	10,000	10,069
Apple Inc., Senior Notes	2.450%	8/4/26	100,000	104,988

Total Technology Hardware, Storage & Peripherals				225,503

TOTAL INFORMATION TECHNOLOGY				3,154,561

MATERIALS - 1.2%
Metals & Mining - 1.2%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	200,000	195,434	(d)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	300,000	282,789	(d)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	110,000	100,457
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	210,000	208,244

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	190,000	$234,776
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	170,000	220,443
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	70,000	68,011
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	10,000	9,483
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	80,000	72,224
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	30,000	29,999	(d)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	20,000	18,303	(d)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	60,000	55,354	(d)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	50,000	46,045	(d)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	130,000	119,299	(d)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	80,000	73,090	(d)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	90,000	82,609	(d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	290,000	296,433
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	8,610
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	149,000	167,001

TOTAL MATERIALS				2,288,604

UTILITIES - 0.7%
Electric Utilities - 0.7%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	97,000	128,174
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	110,000	139,586
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	220,000	224,970
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	200,000	203,601
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	240,000	313,181
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	150,000	164,600

Total Electric Utilities				1,174,112

Multi-Utilities - 0.0%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	40,000	41,248
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	20,000	21,116

Total Multi-Utilities				62,364

TOTAL UTILITIES				1,236,476

TOTAL CORPORATE BONDS & NOTES (Cost - $60,114,186)				60,086,069

See Notes to Schedule of Investments.

24	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		Value
SOVEREIGN BONDS - 10.9%
Argentina - 0.2%
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	9,410,000	ARS	$55,972	(b)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	350,000		104,300
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	310,000		89,128
Argentine Republic Government International Bond, Senior Notes, Step Bond (3.750% to 3/31/2029 then 5.250%)	3.750%	12/31/38	380,000		115,636
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	160,000		42,800	(d)

Total Argentina					407,836

Brazil - 1.4%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	2,228,000	BRL	449,333
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	6,348,000	BRL	1,359,414
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	276,000	BRL	60,330
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	200,000		214,050
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	510,000		488,325

Total Brazil					2,571,452

China - 1.7%
China Government Bond, Senior Notes	3.390%	5/21/25	1,500,000	CNY	219,992	(g)
China Government Bond, Senior Notes	3.310%	11/30/25	7,500,000	CNY	1,099,405	(g)
China Government Bond, Senior Notes	3.290%	5/23/29	12,000,000	CNY	1,779,504

Total China					3,098,901

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		265,873

Egypt - 0.1%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	200,000		185,939	(d)

Indonesia - 1.1%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	390,000		394,372	(g)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	300,000		309,229

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	25

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	290,000		$290,594
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	13,823,000,000	IDR	808,253
Indonesia Treasury Bond, Senior Notes	7.500%	6/15/35	2,348,000,000	IDR	135,227

Total Indonesia					1,937,675

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	200,000		200,000	(a)

Italy - 1.4%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	2,200,000	EUR	2,500,056	(g)

Kenya - 0.1%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		191,415	(g)

Kuwait - 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	470,000		489,884	(d)

Mexico - 2.2%
Mexican Bonos, Bonds	10.000%	12/5/24	2,000,000	MXN	95,348
Mexican Bonos, Bonds	8.000%	11/7/47	53,650,000	MXN	2,260,481
Mexican Bonos, Senior Notes	7.750%	11/13/42	38,000,000	MXN	1,566,710
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	230,000		231,957

Total Mexico					4,154,496

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		139,966	(d)

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	120,000		180,037

Poland - 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	220,000		240,230

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	330,000		390,277	(d)

Russia - 1.6%
Russian Federal Bond - OFZ	7.000%	8/16/23	53,550,000	RUB	693,982
Russian Federal Bond - OFZ	8.150%	2/3/27	7,520,000	RUB	104,405
Russian Federal Bond - OFZ	7.050%	1/19/28	67,452,000	RUB	882,695

See Notes to Schedule of Investments.

26	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - (continued)
Russian Federal Bond - OFZ	6.900%	5/23/29	19,830,000	RUB	$257,532
Russian Federal Bond - OFZ	7.650%	4/10/30	43,880,000	RUB	598,615
Russian Federal Bond - OFZ	7.700%	3/16/39	23,730,000	RUB	329,561

Total Russia					2,866,790

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	260,000		261,603	(d)

TOTAL SOVEREIGN BONDS (Cost - $23,977,365)					20,082,430

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - 10.0%
Banc of America Funding Trust, 2015-R4 6A1 (1 mo. USD LIBOR + 0.140%)	1.767%	8/27/36	38,860		38,896	(d)(f)
Banc of America Funding Trust, 2015-R4 6A2 (1 mo. USD LIBOR + 0.140%)	1.767%	8/27/36	780,000		755,910	(d)(f)
Bank, 2017-BNK5 A5	3.390%	6/15/60	640,000		692,179
Bank, 2017-BNK7 A5	3.435%	9/15/60	190,000		205,853
Bank, 2017-BNK7 XA, IO	0.791%	9/15/60	3,213,365		136,620	(f)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	1.927%	5/28/36	544,896		541,524	(d)(f)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	360,000		342,431	(d)(f)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000		493,645
BX Commercial Mortgage Trust, 2018-IND G (1 mo. USD LIBOR + 2.050%)	2.755%	11/15/35	238,000		213,550	(d)(f)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-2A B1	2.134%	5/25/35	171,533		122,186	(d)(f)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A1 (1 mo. USD LIBOR + 0.250%)	1.197%	8/25/35	515,684		470,734	(d)(f)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	1.247%	8/25/35	562,687		515,881	(d)(f)
CORE Mortgage Trust, 2019-CORE A (1 mo. USD LIBOR + 0.880%)	1.585%	12/15/31	490,000		429,445	(d)(f)
CSMC Trust, 2014-USA F	4.373%	9/15/37	640,000		471,301	(d)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	6.055%	7/15/32	800,000		687,913	(d)(f)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	1,037,590		1,061,307	(d)(f)
CSMC Trust, 2019-AFC1 A1	2.573%	7/25/49	510,989		493,587	(d)
CSMC Trust, 2019-RIO A	4.764%	12/15/21	480,000		444,881	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 A2	3.505%	3/25/29	220,000		260,211

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K099 X1, IO	1.006%	9/25/29	1,089,248	$75,906	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.312%	7/25/26	1,999,684	132,695	(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	5.725%	2/15/37	2,462,075	522,633	(f)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.336%	2/15/38	46,824	2,960	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2 (1 mo. USD LIBOR + 2.900%)	3.847%	7/25/28	116,467	115,825	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	4.397%	10/25/29	460,000	416,026	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	5.547%	12/25/42	670,000	400,681	(f)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	5.197%	1/25/29	445,339	423,471	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	5.197%	1/25/31	200,000	102,010	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1M1 (1 mo. USD LIBOR + 0.750%)	1.697%	7/25/39	3,374	3,341	(d)(f)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.465%	2/25/43	85,710	95,570	(f)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.124%	4/25/28	100,000	111,533	(f)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	100,000	116,198
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	199,982	216,098	(f)

See Notes to Schedule of Investments.

28	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2006-115 EI, IO (-1.000 x 1 mo. USD LIBOR + 6.640%)	5.693%	12/25/36	2,132,363	$455,671	(f)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.900%	8/25/55	403,495	20,619	(f)
Federal National Mortgage Association (FNMA) REMIC, 2016-60 QS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.153%	9/25/46	725,662	142,935	(f)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	183,668	187,049	(d)(f)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.277%	3/20/42	652,652	142,048	(f)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	5.895%	4/16/42	361,182	79,594	(f)
Government National Mortgage Association (GNMA), 2013-101 IO, IO	0.533%	10/16/54	5,689,436	127,138	(f)
Government National Mortgage Association (GNMA), 2013-107 AD	2.695%	11/16/47	94,561	98,464	(f)
Government National Mortgage Association (GNMA), 2014-17 AM	2.570%	6/16/48	37,697	39,095	(f)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.725%	8/16/54	1,740,218	69,476	(f)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	250,435	37,468
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	1,815,376	289,514
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.395%	10/16/46	373,929	93,803	(f)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	99,618	106,693
Government National Mortgage Association (GNMA), 2020-28 AH	2.300%	11/16/61	99,871	101,218
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	2.005%	9/15/31	530,000	497,209	(d)(f)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.500%)	3.205%	9/15/31	530,000	489,317	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	4.455%	5/15/28	128,833	125,893	(d)(f)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 A4	2.822%	8/15/49	200,000	$207,703
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	85,285	87,153	(d)(f)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	305,812	316,192	(d)(f)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	476,149	487,990	(d)(f)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	1,355	1,330
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.149%	12/12/49	27,424	16,756	(f)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	1.555%	11/15/34	281,410	252,869	(d)(f)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	2.105%	5/15/36	330,000	307,904	(d)(f)
Morgan Stanley Resecuritization Trust, 2015-R3 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	2.823%	4/26/47	195,998	191,211	(d)(f)
Morgan Stanley Resecuritization Trust, 2015-R3 7A2 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	2.823%	4/26/47	730,000	668,499	(d)(f)
Morgan Stanley Resecuritization Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.260%)	2.147%	4/26/47	142,035	137,711	(d)(f)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	763,107	790,271	(d)(f)
New Residential Mortgage Loan Trust, 2017-6A A1	4.000%	8/27/57	443,295	461,949	(d)(f)
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	2.852%	7/26/37	171,280	166,939	(d)(f)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	82,720	82,223	(d)(f)
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA	1.247%	3/15/50	2,161,375	150,773	(f)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $19,517,453)				18,543,678

SENIOR LOANS - 4.7%
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.2%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	2.739%	3/1/27	175,411	165,763	(f)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	3.205%	1/31/28	240,000	228,600	(f)(i)(j)

Total Diversified Telecommunication Services				394,363

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Entertainment - 0.0%
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	2.989%	10/7/24	92,468	$76,595	(f)(i)(j)

Media - 0.7%
Charter Communications Operating LLC, Term Loan B1 (1mo. USD LIBOR + 1.750%)	2.740%	4/30/25	223,011	215,206	(f)(i)(j)
Charter Communications Operating LLC, Term Loan B2 (1mo. USD LIBOR + 1.750%)	2.740%	2/1/27	39,900	38,570	(f)(i)(j)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.989%	5/1/26	91,869	78,685	(f)(i)(j)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	4.331%	9/18/26	259,417	245,149	(f)(i)(j)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	4.392%	1/31/26	130,168	122,358	(f)(i)(j)
Terrier Media Buyer Inc., Term Loan (3 mo. USD LIBOR + 4.250%)	5.700%	12/17/26	129,675	112,412	(f)(i)(j)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	3.750%	3/15/24	285,744	244,311	(f)(i)(j)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	3.205%	4/30/28	200,000	186,750	(f)(i)(j)

Total Media				1,243,441

Wireless Telecommunication Services - 0.1%
CSC Holdings LLC, 2019 Term Loan (1 mo. USD LIBOR + 2.500%)	3.112%	4/15/27	40,000	38,733	(f)(i)(j)
Sprint Communications Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	2/2/24	85,439	85,119	(f)(i)(j)(k)

Total Wireless Telecommunication Services				123,852

TOTAL COMMUNICATION SERVICES				1,838,251

CONSUMER DISCRETIONARY - 1.0%
Commercial Services & Supplies - 0.0%
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	4.740%	12/6/25	29,625	27,996	(f)(i)(j)(k)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.606%	9/23/26	219,558	199,797	(f)(i)(j)

Hotels, Restaurants & Leisure - 0.8%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	2.739%	11/19/26	258,200	239,480	(f)(i)(j)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	3.739%	7/31/24	68,739	$61,636	(f)(i)(j)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	2.739%	1/15/27	145,000	135,575	(f)(i)(j)(k)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	3.739%	12/23/24	67,257	55,247	(f)(i)(j)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.989%	11/30/23	89,384	82,233	(f)(i)(j)
Golden Nugget Inc., First Lien Initial Term Loan	3.489-3.695%	10/4/23	186,081	145,453	(f)(i)(j)(l)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1mo. USD LIBOR + 1.750%)	2.697%	6/22/26	198,276	185,884	(f)(i)(j)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	3.489%	5/29/26	79,044	63,518	(f)(i)(j)
Scientific Games International Inc., Initial Term Loan B5 (1mo. USD LIBOR + 2.750%)	3.739-4.369%	8/14/24	203,690	165,498	(f)(i)(j)
Wynn Resorts Finance LLC, Term Loan Facility A (1 mo. USD LIBOR + 1.750%)	2.740%	9/20/24	243,750	201,094	(f)(i)(j)(k)

Total Hotels, Restaurants & Leisure				1,335,618

Specialty Retail - 0.1%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.515-5.581%	7/1/22	233,755	128,760	(f)(i)(j)
Michaels Stores Inc., 2018 New Replacement Term Loan B	3.500-3.568%	1/30/23	65,450	55,305	(f)(i)(j)(k)
Party City Holdings Inc., 2018 Replacement Term Loan	3.490-4.100%	8/19/22	29,928	15,443	(f)(i)(j)

Total Specialty Retail				199,508

TOTAL CONSUMER DISCRETIONARY				1,762,919

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	3.239%	1/29/27	90,000	86,400	(f)(i)(j)(k)

FINANCIALS - 0.7%
Capital Markets - 0.1%
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.179%	7/21/25	29,252	25,254	(f)(i)(j)

See Notes to Schedule of Investments.

32	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	3.950%	2/1/27	59,301	$50,332	(f)(i)(j)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.989%	7/3/24	128,965	118,648	(f)(i)(j)

Total Capital Markets				194,234

Diversified Financial Services - 0.4%
Deerfield Dakota Holding LLC, First Lien Initial Term Loan	—	3/5/27	180,000	154,800	(k)(l)
Jane Street Group LLC, Dollar Term Loan (3 mo. USD LIBOR + 3.000%)	4.613%	1/31/25	69,049	62,144	(f)(i)(j)
RPI Intermediate Finance Trust, 2019 Term Loan B1 (1 mo. USD LIBOR + 1.750%)	2.739%	2/5/27	199,500	186,200	(f)(i)(j)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	2/1/23	53,919	43,674	(f)(i)(j)(k)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	2.739%	11/16/26	77,110	74,347	(f)(i)(j)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	4.250%	4/29/26	153,538	137,416	(f)(i)(j)(k)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	4.005%	3/1/26	59,493	55,329	(f)(i)(j)(k)

Total Diversified Financial Services				713,910

Insurance - 0.2%
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	3.989%	8/4/22	152,756	142,064	(f)(i)(j)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.989%	11/3/24	118,642	111,721	(f)(i)(j)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.989%	11/3/23	39,895	38,498	(f)(i)(j)(k)

Total Insurance				292,283

TOTAL FINANCIALS				1,200,427

HEALTH CARE - 1.0%
Health Care Providers & Services - 0.7%
Elanco Animal Health Inc., Term Loan B	—	2/4/27	160,000	153,500	(l)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	9,459	7,820	(l)
EyeCare Partners LLC, First Lien Initial Term Loan	—	2/18/27	40,541	33,514	(l)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.684%	11/15/27	199,500	191,187	(f)(i)(j)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	8/18/22	138,284	$133,329	(f)(i)(j)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	4.739%	11/17/25	229,705	215,540	(f)(i)(j)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.200%	6/7/23	230,634	209,876	(f)(i)(j)(k)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	5.489%	8/6/26	109,725	93,266	(f)(i)(j)(k)
Phoenix Guarantor Inc., Term Loan B1 (3 mo. USD LIBOR + 3.250%)	4.113%	3/5/26	89,426	82,272	(f)(i)(j)(k)
Sotera Health Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/11/26	240,000	214,000	(f)(i)(j)

Total Health Care Providers & Services				1,334,304

Health Care Technology - 0.3%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	5.284%	2/11/26	307,673	289,213	(f)(i)(j)(k)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	3/1/24	270,695	249,941	(f)(i)(j)

Total Health Care Technology				539,154

Pharmaceuticals - 0.0%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.612%	6/2/25	52,844	50,643	(f)(i)(j)

TOTAL HEALTH CARE				1,924,101

INDUSTRIALS - 0.4%
Airlines - 0.1%
American Airlines Inc., 2017 Replacement Term Loan B (1 mo. USD LIBOR + 2.000%)	2.705%	12/14/23	129,082	107,912	(f)(i)(j)

Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	5.239%	7/10/26	186,191	172,227	(f)(i)(j)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	3.489%	10/1/26	109,725	100,947	(f)(i)(j)
Garda World Security Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.750%)	6.390%	10/23/26	48,094	45,930	(f)(i)(j)(k)
GFL Environmental Inc., 2018 Incremental Term Loan	4.000%	5/30/25	23,859	23,277	(f)(i)(j)

Total Commercial Services & Supplies				342,381

See Notes to Schedule of Investments.

34	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electrical Equipment - 0.0%
Brookfield WEC Holdings Inc., Refinancing Term Loan	—	8/1/25	79,672	$75,987	(l)

Road & Rail - 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	3.450%	12/30/26	180,000	174,375	(f)(i)(j)

Trading Companies & Distributors - 0.0%
BrightView Landscapes LLC, Initial Term Loan (1mo. USD LIBOR +2.500%)	3.125-3.500%	8/15/25	58,950	56,592	(f)(i)(j)(k)

TOTAL INDUSTRIALS				757,247

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.1%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	4.691%	9/30/24	228,014	212,813	(f)(i)(j)

Software - 0.2%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.989%	10/16/26	160,000	143,867	(f)(i)(j)
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	2.990%	9/19/25	161,563	155,436	(f)(i)(j)

Total Software				299,303

Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	3.353%	4/29/23	29,574	28,613	(f)(i)(j)

TOTAL INFORMATION TECHNOLOGY				540,729

MATERIALS - 0.2%
Containers & Packaging - 0.2%
Berry Global Inc., Term Loan W (3 mo. USD LIBOR + 2.000%)	2.863%	10/1/22	100,000	96,550	(f)(i)(j)
Reynolds Consumer Products LLC, Initial Term Loan (3 mo. USD LIBOR + 1.750%)	3.501%	2/4/27	220,929	209,745	(f)(i)(j)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	3.739%	2/6/23	73,823	70,408	(f)(i)(j)

TOTAL MATERIALS				376,703

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	2.674%	12/20/24	100,000	92,417	(f)(i)(j)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	35

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - 0.0%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	3.239%	4/18/24	36,145	$32,034	(f)(i)(j)

TOTAL REAL ESTATE				124,451

TOTAL SENIOR LOANS (Cost - $9,524,783)				8,611,228

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.1%
U.S. Government Obligations - 4.1%
U.S. Treasury Bonds	3.750%	11/15/43	790,000	1,189,567
U.S. Treasury Bonds	3.625%	2/15/44	290,000	429,630
U.S. Treasury Bonds	2.500%	2/15/45	260,000	325,173
U.S. Treasury Bonds	2.875%	8/15/45	1,850,000	2,479,433
U.S. Treasury Bonds	3.000%	2/15/48	1,360,000	1,888,487
U.S. Treasury Bonds	3.000%	2/15/49	250,000	348,389
U.S. Treasury Bonds	2.875%	5/15/49	160,000	218,369
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	627,810

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,740,244)				7,506,858

U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.8%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	586,652	752,350
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	964,040	1,102,810
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	500,820	608,994
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	533,526	657,180
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	2,091,367	2,599,954
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	1,254,263	1,293,933

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $6,104,997)				7,015,221

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 1.9%
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	400,000	364,300	(d)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	290,000	276,708	(d)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	246,159	262,718	(d)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	280,000	269,801
Navient Private Education Refi Loan Trust, 2019-A A2B (-1.000 x 1 mo. USD LIBOR + 0.900%)	1.605%	1/15/43	470,000	462,571	(d)(f)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	152,426	162,811

See Notes to Schedule of Investments.

36	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	270,884	$277,001
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	1.031%	6/15/39	525,958	507,764	(f)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	648,618	(d)
Sofi Consumer Loan Program LLC, 2017-1 A	3.280%	1/26/26	73,803	72,527	(d)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	87,493	91,401
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	88,622	91,521

TOTAL ASSET-BACKED SECURITIES (Cost - $4,338,241)				3,487,741

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
U.S. Treasury 2-Year Notes Futures, Put @ $85.00	4/24/20	36	72,000	0	(m)
U.S. Treasury 2-Year Notes Futures, Put @ $105.50	4/24/20	32	64,000	0	(m)
U.S. Treasury 2-Year Notes Futures, Put @ $107.00	4/24/20	83	166,000	0	(m)
U.S. Treasury 2-Year Notes Futures, Put @ $108.25	5/22/20	137	274,000	2,141
U.S. Treasury 5-Year Notes Futures, Put @ $100.00	4/24/20	141	141,000	1,102
U.S. Treasury 5-Year Notes Futures, Put @ $105.00	4/24/20	21	21,000	328
U.S. Treasury 5-Year Notes Futures, Put @ $109.00	4/24/20	37	37,000	578
U.S. Treasury 5-Year Notes Futures, Put @ $111.00	4/24/20	42	42,000	656
U.S. Treasury 5-Year Notes Futures, Put @ $112.00	4/24/20	134	134,000	3,141
U.S. Treasury 5-Year Notes Futures, Put @ $116.00	4/24/20	33	33,000	773
U.S. Treasury 5-Year Notes Futures, Put @ $117.00	4/24/20	25	25,000	781

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	37

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 5-Year Notes Futures, Put @ $118.00		4/24/20	113	113,000	$3,531
U.S. Treasury 5-Year Notes Futures, Put @ $115.50		5/22/20	310	310,000	14,531
U.S. Treasury 5-Year Notes Futures, Put @ $118.00		5/22/20	19	19,000	1,188
U.S. Treasury 5-Year Notes Futures, Put @ $119.00		5/22/20	34	34,000	2,391
U.S. Treasury 10-Year Notes Futures, Call @ $137.00		4/24/20	6	6,000	12,281
U.S. Treasury 10-Year Notes Futures, Call @ $139.00		4/24/20	35	35,000	26,250
U.S. Treasury 10-Year Notes Futures, Call @ $139.50		4/24/20	22	22,000	12,375
U.S. Treasury 10-Year Notes Futures, Put @ $109.00		4/24/20	80	80,000	1,250
U.S. Treasury 10-Year Notes Futures, Put @ $110.00		4/24/20	45	45,000	703
U.S. Treasury 10-Year Notes Futures, Put @ $111.00		4/24/20	6	6,000	94
U.S. Treasury 10-Year Notes Futures, Put @ $137.75		4/24/20	24	24,000	12,750
U.S. Treasury 10-Year Notes Futures, Put @ $125.50		5/22/20	149	149,000	9,313

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $130,816)					106,157

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%
Credit default swaption to buy protection on Markit CDX.NA.IG.33 Index, Call @65.00bps	Bank of America N.A.	5/20/20	1,900,000	1,900,000	1,182
Interest rate swaption, Put @ 188.00bps	Morgan Stanley & Co. Inc.	7/30/20	160,000	160,000	597
Interest rate swaption, Put @ 188.00bps	Morgan Stanley & Co. Inc.	7/30/20	480,000	480,000	1,792
Interest rate swaption, Put @ 192.25bps	Morgan Stanley & Co. Inc.	7/30/20	520,000	520,000	1,722

See Notes to Schedule of Investments.

38	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†		VALUE
OTC PURCHASED OPTIONS - (continued)
Interest rate swaption, Put @ 191.25bps	Morgan Stanley & Co. Inc.	8/19/20	730,000	730,000		$3,032
U.S. Dollar/Euro, Call @ $1.09	Citibank N.A.	4/15/20	6,680,000	6,680,000		25,931
U.S. Dollar/Euro, Call @ $1.08	Citibank N.A.	4/24/20	2,980,000	2,980,000		13,268
U.S. Dollar/Euro, Call @ $1.11	Goldman Sachs Group Inc.	4/27/20	1,480,000	1,480,000		18,512
U.S. Dollar/Mexican Peso, Put @ 19.32MXN	Morgan Stanley & Co. Inc.	6/2/20	2,220,000	2,220,000		2,205

TOTAL OTC PURCHASED OPTIONS (Cost - $163,986)						68,241

TOTAL PURCHASED OPTIONS (Cost - $294,802)						174,398

		RATE	MATURITY DATE	FACE AMOUNT†
MUNICIPAL BONDS - 0.0%
Missouri - 0.0%
Missouri State HEFA Revenue, The Washington University, Taxable, Series A, Refunding (Cost - $80,000)		3.229%	5/15/50	80,000		82,850	(a)

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%
Argentina - 0.0%
Argentina Treasury Bond (Cost - $50,367)		1.000%	8/5/21	5,245,463	ARS	37,799	(b)

				SHARES
COMMON STOCKS - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares				1		0	*(b)(k)(m)

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares				22,038		5,142	*(b)(k)

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
KCAD Holdings I Ltd.				108,106,087		0	*(b)(k)(m)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	39

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 0.0%
MWO Holdings LLC	146	$11,198	*(b)(k)

TOTAL ENERGY		11,198

TOTAL COMMON STOCKS (Cost - $1,030,181)		16,340

TOTAL INVESTMENTS - 101.1% (Cost - $190,022,538)		186,924,211
Liabilities in Excess of Other Assets - (1.1)%		(2,111,014)

TOTAL NET ASSETS - 100.0%		$184,813,197

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2020, the Portfolio held TBA securities with a total cost of $8,542,320.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	All or a portion of this loan is unfunded as of March 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(m)	Value is less than $1.

See Notes to Schedule of Investments.

40	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARS	— Argentine Peso
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
CNY	— Chinese Yuan Renminbi
EUR	— Euro
HEFA	— Health & Educational Facilities Authority
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 5-Year Notes Futures, Call	4/24/20	$125.50	16	16,000	$(5,375)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	122.50	26	26,000	(1,422)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	122.75	42	42,000	(2,625)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	123.50	25	25,000	(1,953)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	123.75	26	26,000	(2,234)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	124.00	49	49,000	(4,977)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	124.25	33	33,000	(4,125)
U.S. Treasury 5-Year Notes Futures, Put	4/24/20	124.75	23	23,000	(4,672)
U.S. Treasury 5-Year Notes Futures, Put	5/22/20	124.00	63	63,000	(13,781)
U.S. Treasury 5-Year Notes Futures, Put	5/22/20	124.50	30	30,000	(8,906)
U.S. Treasury 5-Year Notes Futures, Put	5/22/20	124.75	1	1,000	(352)
U.S. Treasury 10-Year Notes Futures, Call	4/24/20	138.00	21	21,000	(27,563)
U.S. Treasury 10-Year Notes Futures, Call	4/24/20	140.00	16	16,000	(6,750)
U.S. Treasury 10-Year Notes Futures, Call	4/24/20	140.75	5	5,000	(1,484)
U.S. Treasury 10-Year Notes Futures, Call	4/24/20	141.00	24	24,000	(6,000)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SCHEDULE OF WRITTEN OPTIONS (continued)
SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
U.S. Treasury 10-Year Notes Futures, Call		4/24/20	$144.00		24	24,000		$(1,875)
U.S. Treasury 10-Year Notes Futures, Call		5/22/20	133.50		10	10,000		(54,375)
U.S. Treasury 10-Year Notes Futures, Call		5/22/20	134.00		22	22,000		(109,312)
U.S. Treasury 10-Year Notes Futures, Call		5/22/20	134.50		24	24,000		(108,375)
U.S. Treasury 10-Year Notes Futures, Call		5/22/20	140.00		26	26,000		(19,906)
U.S. Treasury 10-Year Notes Futures, Put		4/24/20	128.00		13	13,000		(406)
U.S. Treasury 10-Year Notes Futures, Put		4/24/20	131.00		12	12,000		(750)
U.S. Treasury 10-Year Notes Futures, Put		4/24/20	134.00		10	10,000		(1,094)
U.S. Treasury 10-Year Notes Futures, Put		4/24/20	135.50		18	18,000		(3,094)
U.S. Treasury 10-Year Notes Futures, Put		4/24/20	136.00		48	48,000		(10,500)
U.S. Treasury 10-Year Notes Futures, Put		5/22/20	129.00		16	16,000		(1,500)
U.S. Treasury Long-Term Bonds Futures, Call		4/24/20	186.00		9	9,000		(6,328)
U.S. Treasury Long-Term Bonds Futures, Call		5/22/20	174.00		32	32,000		(221,500)
U.S. Treasury Long-Term Bonds Futures, Call		5/22/20	175.00		10	10,000		(62,031)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $386,302)								$(693,265)

OTC WRITTEN OPTIONS
	COUNTERPARTY
Credit default swaption to sell protection on Markit CDX.NA.IG.33 Index, Put	Bank of America N.A.	5/20/20	85.00	bps	1,900,000	1,900,000	‡	$(27,976)
Interest rate swaption, Call	Bank of America N.A.	5/21/20	100.00	bps	2,510,000	2,510,000		(154,371)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/5/20	61.50	bps	3,870,000	3,870,000		(347)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/5/20	73.25	bps	3,870,000	3,870,000		(5,747)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	890,000	890,000		(36)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	2,660,000	2,660,000		(108)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/3/20	160.00	bps	2,590,000	2,590,000		(73)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/19/20	160.00	bps	3,640,000	3,640,000		(179)
U.S. Dollar/Mexican Peso, Call	Morgan Stanley & Co. Inc.	6/2/20	20.94	MXN	2,220,000	2,220,000		(278,723)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	4/23/20	24.15	MXN	884,881	884,881		(43,377)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $146,397)								$(510,937)

TOTAL WRITTEN OPTIONS (Premiums received - $532,699)								$(1,204,202)

See Notes to Schedule of Investments.

42	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviations used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
MXN	— Mexican Peso

At March 31, 2020, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
30-Day Federal Funds	48	4/20	$19,742,233	$19,987,099	$244,866
90-Day Eurodollar	300	6/20	74,165,078	74,606,250	441,172
90-Day Eurodollar	75	12/20	18,469,867	18,686,250	216,383
Euro	2	6/20	287,253	276,238	(11,015)
Euro-BTP	52	6/20	8,432,688	8,109,977	(322,711)
Euro-OAT	12	6/20	2,281,144	2,212,991	(68,153)
Mexican Peso	10	6/20	232,918	209,550	(23,368)
U.S. Treasury 2-Year Notes	288	6/20	62,741,546	63,470,250	728,704
U.S. Treasury 5-Year Notes	390	6/20	47,866,069	48,890,158	1,024,089
U.S. Treasury 10-Year Notes	249	6/20	34,049,832	34,533,187	483,355
U.S. Treasury Ultra Long-Term Bonds	104	6/20	20,777,484	23,075,000	2,297,516

					5,010,838

Contracts to Sell:
90-Day Eurodollar	32	3/21	7,971,933	7,977,200	(5,267)
90-Day Eurodollar	31	6/21	7,648,510	7,727,525	(79,015)
90-Day Eurodollar	128	12/21	31,727,631	31,896,000	(168,369)
Euro-Bund	86	6/20	16,541,963	16,362,470	179,493
Euro-Buxl	7	6/20	1,655,422	1,620,491	34,931
Japanese 10-Year Bonds	4	6/20	5,781,881	5,675,703	106,178
U.S. Treasury Long-Term Bonds	122	6/20	20,613,808	21,845,625	(1,231,817)
United Kingdom Long Gilt Bonds	19	6/20	3,165,062	3,214,071	(49,009)

					(1,212,875)

Net unrealized appreciation on open futures contracts					$3,797,963

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	43

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

At March 31, 2020, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	25,051,825,883	USD	1,780,514	Barclays Bank PLC	4/17/20	$(247,007)
INR	128,206,086	USD	1,761,399	Barclays Bank PLC	4/17/20	(70,384)
EUR	1,218,134	USD	1,365,869	BNP Paribas SA	4/17/20	(21,518)
USD	1,596,563	CNH	11,114,634	BNP Paribas SA	4/17/20	29,801
USD	137,114	EUR	120,000	BNP Paribas SA	4/17/20	4,680
USD	1,719,081	EUR	1,540,000	BNP Paribas SA	4/17/20	19,513
USD	3,184,767	EUR	2,820,000	BNP Paribas SA	4/17/20	72,572
USD	3,493,888	EUR	3,129,500	BNP Paribas SA	4/17/20	40,124
ZAR	5,615,137	USD	388,900	BNP Paribas SA	4/17/20	(75,799)
BRL	1,840,000	USD	449,988	Citibank N.A.	4/17/20	(96,290)
BRL	2,074,812	USD	506,113	Citibank N.A.	4/17/20	(107,279)
CAD	1,420,000	USD	1,095,358	Citibank N.A.	4/17/20	(86,132)
CAD	3,010,763	USD	2,312,831	Citibank N.A.	4/17/20	(173,014)
CAD	4,770,000	USD	3,679,477	Citibank N.A.	4/17/20	(289,330)
EUR	66,086	USD	71,922	Citibank N.A.	4/17/20	1,011
EUR	499,916	USD	543,046	Citibank N.A.	4/17/20	8,669
EUR	695,000	USD	772,203	Citibank N.A.	4/17/20	(5,190)
EUR	750,000	USD	828,855	Citibank N.A.	4/17/20	(1,143)
EUR	1,753,994	USD	1,968,157	Citibank N.A.	4/17/20	(32,422)
EUR	2,425,042	USD	2,666,888	Citibank N.A.	4/17/20	9,426
GBP	1,994,673	USD	2,619,083	Citibank N.A.	4/17/20	(140,622)
MXN	9,905,796	USD	511,521	Citibank N.A.	4/17/20	(95,153)
MXN	22,640,000	USD	1,146,983	Citibank N.A.	4/17/20	(195,361)
USD	29,098	COP	95,707,000	Citibank N.A.	4/17/20	5,566
USD	110,203	EUR	100,000	Citibank N.A.	4/17/20	(159)
USD	110,203	EUR	100,000	Citibank N.A.	4/17/20	(159)
USD	122,843	EUR	110,000	Citibank N.A.	4/17/20	1,445
USD	215,865	EUR	193,002	Citibank N.A.	4/17/20	2,865
USD	223,832	EUR	200,000	Citibank N.A.	4/17/20	3,109
USD	231,233	EUR	210,000	Citibank N.A.	4/17/20	(526)
USD	218,178	GBP	170,000	Citibank N.A.	4/17/20	6,947
USD	7,159	JPY	752,001	Citibank N.A.	4/17/20	159
USD	16,168	JPY	1,732,001	Citibank N.A.	4/17/20	47
USD	50,220	JPY	5,252,002	Citibank N.A.	4/17/20	1,336
USD	1,746,967	MXN	42,440,854	Citibank N.A.	4/17/20	(36,939)
MXN	28,357,626	USD	1,485,486	Goldman Sachs Group Inc.	4/17/20	(293,537)
USD	836,042	BRL	4,322,449	Goldman Sachs Group Inc.	4/17/20	5,151
USD	74,731	EUR	70,000	Goldman Sachs Group Inc.	4/17/20	(2,522)

See Notes to Schedule of Investments.

44	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	865,072	EUR	774,280	Goldman Sachs Group Inc.	4/17/20	$10,565
USD	78,116	JPY	8,421,262	Goldman Sachs Group Inc.	4/17/20	(267)
USD	150,620	MXN	3,300,000	Goldman Sachs Group Inc.	4/17/20	11,911
USD	445,559	RUB	27,607,972	Goldman Sachs Group Inc.	4/17/20	95,084
USD	701,043	RUB	43,410,000	Goldman Sachs Group Inc.	4/17/20	149,965
AUD	198,810	USD	136,903	JPMorgan Chase & Co.	4/17/20	(14,603)
RUB	23,310,000	USD	295,402	JPMorgan Chase & Co.	4/17/20	512
RUB	43,060,000	USD	547,360	JPMorgan Chase & Co.	4/17/20	(725)
TWD	479,800	USD	16,103	JPMorgan Chase & Co.	4/17/20	(212)
USD	2,138,663	CNY	14,886,162	JPMorgan Chase & Co.	4/17/20	39,174
USD	534,723	INR	40,450,000	JPMorgan Chase & Co.	4/17/20	1,195
USD	791,259	INR	60,110,000	JPMorgan Chase & Co.	4/17/20	(1,581)
USD	1,674,478	PHP	85,895,706	JPMorgan Chase & Co.	4/17/20	(12,023)
EUR	1,410,000	USD	1,563,831	Citibank N.A.	4/28/20	(6,964)
USD	1,163,071	MXN	23,180,000	Morgan Stanley & Co. Inc.	6/4/20	195,303

Total						$(1,290,731)

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	45

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

At March 31, 2020, the Portfolio had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
8,070,000		3/23/22	3-Month LIBOR quarterly	0.600% semi-annually	$1,240	$25,152
4,700,000		3/23/25	3-Month LIBOR quarterly	0.700% semi-annually	(3,773)	47,879
1,637,000		9/18/25	3-Month LIBOR quarterly	0.645% semi-annually	—	12,196
1,270,000		9/18/25	3-Month LIBOR quarterly	0.658% semi-annually	—	10,282
17,927,000		6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	62,213	(1,142,028)
3,829,000		11/15/26	1.600% semi-annually	3-Month LIBOR quarterly	1,824	(253,942)
1,404,000		11/15/26	1.650% semi-annually	3-Month LIBOR quarterly	(5,312)	(91,747)
5,364,000		2/15/27	0.750% semi-annually	3-Month LIBOR quarterly	993	(61,900)
7,657,000		2/15/27	0.300% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	23,457	2,211
6,380,000		3/24/27	3-Month LIBOR quarterly	0.770% semi-annually	47,100	29,974
28,260,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	11,094	32,037
47,980,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	22,844	48,772
821,000		11/15/44	1.810% semi-annually	3-Month LIBOR quarterly	1,099	(173,075)
5,666,000		11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	12,047	(1,250,932)
213,300	EUR	8/23/47	1.498% annually	6-Month EURIBOR semi-annually	(271)	(83,678)
700,000		3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	11,875	(13,906)

See Notes to Schedule of Investments.

46	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

CENTRALLY CLEARED INTEREST RATE SWAPS (continued)
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	357,000	3/18/50	0.792% semi-annually	3-Month LIBOR quarterly	—	$9,608
	353,000	3/19/50	0.818% semi-annually	3-Month LIBOR quarterly	—	8,316
	298,000	9/18/50	0.838% semi-annually	3-Month LIBOR quarterly	—	4,452
	230,000	9/18/50	0.855% semi-annually	3-Month LIBOR quarterly	$(450)	2,783

Total					$185,980	$(2,837,546)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank N.A.	2,900,000	BRL	1/4/27	BRL-CDI**	7.024%**	$1,399	$(197)
Citibank N.A.	3,108,000	BRL	1/4/27	BRL-CDI**	7.024%**	1,747	(459)
Citibank N.A.	2,400,000	BRL	1/4/27	BRL-CDI**	7.024%**	—	995
JPMorgan Chase & Co.	2,000,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	1,191

Total						$3,146	$1,530

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.34 Index	$1,350,000	6/20/25	5.000% quarterly	$(86,670)	$(53,887)	$(32,783)
Markit CDX.NA.IG.33 Index	22,005,000	12/20/24	1.000% quarterly	(76,423)	143,803	(220,226)
Markit CDX.NA.IG.34 Index	10,700,000	6/20/25	1.000% quarterly	(72,684)	(4,519)	(68,165)

Total	$34,055,000			$(235,777)	$85,397	$(321,174)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2020 Quarterly Report	47

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2020

1

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

48	Western Asset Core Plus VIT Portfolio 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

49

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

50

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$61,279,599	—		$61,279,599
Corporate Bonds & Notes	—	60,086,069	—		60,086,069
Sovereign Bonds	—	20,082,430	—		20,082,430
Collateralized Mortgage Obligations	—	18,543,678	—		18,543,678
Senior Loans:
Communication Services	—	1,753,132	$85,119		1,838,251
Consumer Discretionary	—	1,342,949	419,970		1,762,919
Consumer Staples	—	—	86,400		86,400
Financials	—	770,710	429,717		1,200,427
Health Care	—	1,249,474	674,627		1,924,101
Industrials	—	654,725	102,522		757,247
Other Senior Loans	—	1,041,883	—		1,041,883
U.S. Government & Agency Obligations	—	7,506,858	—		7,506,858
U.S. Treasury Inflation Protected Securities	—	7,015,221	—		7,015,221
Asset-Backed Securities	—	3,487,741	—		3,487,741
Purchased Options:
Exchange-Traded Purchased Options	$106,157	—	—		106,157
OTC Purchased Options	—	68,241	—		68,241
Municipal Bonds	—	82,850	—		82,850
Non-U.S. Treasury Inflation Protected Securities	—	37,799	—		37,799
Common Stocks:
Communication Services	—	—	0	*	—
Consumer Discretionary	—	—	5,142		5,142
Energy	—	—	11,198		11,198

Total Investments	$106,157	$185,003,359	$1,814,695		$186,924,211

51

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (continued)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$5,756,687	—	—	$5,756,687
Forward Foreign Currency Contracts	—	$716,130	—	716,130
Centrally Cleared Interest Rate Swaps	—	233,662	—	233,662
OTC Interest Rate Swaps‡	—	4,676	—	4,676

Total Other Financial Instruments	$5,756,687	$954,468	—	$6,711,155

Total	$5,862,844	$185,957,827	$1,814,695	$193,635,366

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$693,265	—	—	$693,265
OTC Written Options	—	$510,937	—	510,937
Futures Contracts	1,958,724	—	—	1,958,724
Forward Foreign Currency Contracts	—	2,006,861	—	2,006,861
Centrally Cleared Interest Rate Swaps	—	3,071,208	—	3,071,208
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	321,174	—	321,174

Total	$2,651,989	$5,910,180	—	$8,562,169

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended March 31, 2020. The following transactions were effected in shares of such company for the period ended March 31, 2020.

52

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$102,105	$13,865,644	13,865,644	$13,967,749	13,967,749	—	$2,789	—	—

53